Common Stock (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 16, 2025	Jun. 20, 2024	Dec. 31, 2025	Dec. 31, 2024
Unrecognized compensation cost			$ 18,834,405
Equity line of credit arrangement amount	$ 4,000,000
Common shares registered for resale	25,669,288
Common stock purchase agreement description		On June 20, 2024, the Company and White Lion amended the CSPA (the “Second Amendment”) to provide that the purchase price to be paid by White Lion for shares of the Company’s common stock pursuant to the CSPA equals the lower of: (i) 93% of the volume-weighted average price of the Company’s common stock during a period of five consecutive trading days following the Company’s exercise of its right to sell shares (or 95% of that volume-weighted average price if the Company’s common stock is trading on a national exchange), or (ii) the closing price of the common stock on the day the Company exercises its right to sell shares, subject to a floor price of $0.25 per share. The Second Amendment further provides that if the Company issues a share price purchase notice at a time that the Company’s common stock is trading below the floor price and White Lion waives the floor price condition, the purchase price to be paid by White Lion for such shares shall equal 90% multiplied
Proceeds from sale of common stock			$ 0	$ 66,000
Common stock, shares issued			258,690,253	252,408,222
Derivative liability			$ 141,248	$ 0
Accrued interest			$ 167,411	$ 59,071
Common Stocks [Member]
Common shares registered for resale				825,000
Proceeds from sale of common stock				$ 66,000
Common stock, shares issued			757,031	825,000
Warrants issued				412,500
Proceeds allocated to common stock				$ 60,010
Proceeds allocated to warrants				$ 5,990
Accrued interest			$ 53,295
Non Affiliated Investor [Member] | Private Placement [Member]
Common shares registered for resale			800,000	5,300,000
Proceeds from sale of common stock			$ 63,308	$ 852,179
Legal and administrative fees			$ 2,400	$ 11,400
Restricted Stock Units [Member]
Restricted stock units (RSU) outstanding			40,315,000	46,165,000
Number of restricted stock units (RSU) vested			975,000	1,500,000
Stock-based compensation expense			$ 692,250	$ 375,000
Warrants [Member]
Warrants sale of units				825,000
Derivative liability			$ 169,582
Proceeds allocated to warrants				$ 5,990
Issued warrants related to the sale of units			3,484,321	412,500
Board Of Directors [Member]
RSU's vested shares descrition			The amendment resulted in 3,750,000 of RSU’s vesting during the current period and the remaining 2,750,000 vesting upon the achievement of certain Company objectives and milestones
Stock-based compensation expense			$ 427,875
Officer [Member]
Number of restricted stock units (RSU) vested			1,125,000
Stock-based compensation expense			$ 0